GOODWILL AND CORE DEPOSIT INTANGIBLES (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets and Goodwill

The carrying basis of goodwill and core deposit intangibles as of and for the years ended December 31, 2015 and 2014 were as follows:

	Goodwill	Core Deposit
Balance as of January 1, 2014	$18,130	$1,470
Amortization	—	(363)

Balance as of December 31, 2014	18,130	1,107
Acquired in acquisition	—	717
Amortization	—	(275)

Balance as of December 31, 2015	$18,130	$1,549

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense

Estimated amortization expense for each of the following five years and thereafter is:

Expensed in one year or less	$346
Expensed after one year through two years	309
Expensed after two years through three years	273
Expensed after three years through four years	236
Expensed after four years through five years	142
Thereafter	243

Total	$1,549